Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of financial reporting purpose, loss before income tax
For financial reporting purposes, loss before income taxes includes the following components:

	Year Ended December 31,
	2019	2018
Domestic	$94,718	$79,550
Foreign	—	—

Loss before income taxes	$94,718	$79,550

Schedule of Reconciliation of the Statutory Federal Income Tax Expense
Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 21% is as follows:

	Year Ended December 31,
	2019	2018
U.S. federal provision at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	2.9	3.7
Tax credits	1.9	2.2
Permanent items	(7.4)	(3.9)
Uncertain tax benefits	(0.9)	(1.1)
Change in valuation allowance	(17.5)	(21.9)

Effective tax rate	0.0%	0.0%

Significant Components of Deferred Tax Assets and Liabilities
The Company’s deferred income tax assets and liabilities as of December 31, 2019 and 2018 were as follows (in thousands):

	Year Ended December 31,
	2019	2018
Deferred tax assets:
Net operating loss carry forward	$43,971	$27,644
Tax credits	2,397	1,473
Accruals and reserves	1,671	2,063
Stock-based compensation	23	—
Other	2	1

Total deferred tax assets	48,064	31,181
Valuation allowance	(46,998)	(29,771)

Total deferred tax asset	1,066	1,410
Deferred tax liabilities:
Depreciation and amortization	1,066	1,410

Total deferred tax liabilities	1,066	1,410

Net deferred tax assets (liabilities)	$—	$—

Summary of tabular reconciliation of the unrecognized tax benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2019	2018
Unrecognized tax benefits as of the beginning of the year	$1,473	$549
Increases related to prior year tax provisions
Decrease related to prior year tax provisions
Increase related to current year tax provisions	924	924
Statue lapse

Unrecognized tax benefits as of the end of the year	$2,397	$1,473

Gores Metropoulos, Inc.
Schedule of Reconciliation of the Statutory Federal Income Tax Expense
A reconciliation of the statutory federal income tax expense to the income tax expense from continuing operations provided at December 31, 2019 and 2018 as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Income tax expense at the federal statutory rate	$1,446,224	$(4,617)
State income taxes—net of federal income tax benefits	(29,220)	(1,018)
Change in valuation allowance	24,603	5,635

Total income tax expense (benefit)	$1,441,607	$—

Provision for Income Taxes
The provision for income taxes consisted of the following for the years ended December 31, 2019 and 2018:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Current income tax expense
Federal	$1,443,960	$—
State	—	—

Total current income tax expense	$1,443,960	$—

Deferred income tax expense
Federal	$(2,353)	$—
State	—	—

Total deferred income tax expense	$(2,353)	$—

Provision for income taxes	$1,441,607	$—

Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Deferred tax assets/(liabilities)
Tax attribute carryovers	$32,591	$5,635
Valuation allowance	(30,238)	(5,635)

Net deferred tax assets/(liabilities)	$2,353	$5,635